Schedule of non-cash investing and financing transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Commitment shares	€ 306
Macquarie conversions	574	916
Keystone note conversion	1,939
Service warrants	172
Share issuance at QIND merger		14,626
Total non-cash investing and financing transactions	€ 2,991	€ 15,542